Organization of The Company and Significant Accounting Policies: Accounts Receivable Policy (Policies)	12 Months Ended
Dec. 31, 2014
Policies
Accounts Receivable Policy	Accounts receivable Accounts receivable is reported at the customers’ outstanding balances, less any allowance for doubtful accounts. Interest is not accrued on overdue accounts receivable.